Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Total	Common Stock [Member]	Contributed Surplus [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2015	$ (601,781)	$ 16,498,743	$ 3,403,869	$ (20,504,393)
Beginning Balance (Shares) at Dec. 31, 2015		6,348,038
Statements Line Items
Net loss for the year	(4,271,294)			(4,271,294)
Shares released from escrow		$ 341,000	(341,000)
Shares released from escrow (Shares)		(60,000)
Shares issued upon exercise of warrants for cash at $2.20	244,997	$ 244,997
Shares issued upon exercise of warrants for cash at $2.20 (Shares)		111,362
Common shares issued	584,525	$ 584,525
Common shares issued (Shares)		326,763
Stock-based compensation	826,307		826,307
Shares issued	4,263,999	$ 4,263,999
Shares issued (Shares)		8,199,999
Finders fees	(214,374)	$ (390,857)	176,483
Shares issued as finder fees		$ (6,240)	6,240
Shares issued as finder fees (Shares)		12,000
Shares issued for debt settlement	374,071	$ 374,071
Shares issued for debt settlement (Shares)		719,368
Ending Balance at Dec. 31, 2016	1,206,450	$ 21,910,238	4,071,899	(24,775,687)
Ending Balance (Shares) at Dec. 31, 2016		15,657,530
Statements Line Items
Net loss for the year	(6,014,330)			(6,014,330)
Shares released from escrow
Shares released from escrow (Shares)
Shares issued upon exercise of warrants for cash at $0.85	371,551	$ 371,551
Shares issued upon exercise of warrants for cash at $0.85 (Shares)		437,118
Common shares issued	4,320,497	$ 4,320,497
Common shares issued (Shares)		5,347,981
Stock-based compensation	115,800		115,800
Finders fees	(319,965)	$ (420,213)	100,248
Ending Balance at Dec. 31, 2017	(319,997)	$ 26,182,073	4,287,947	(30,790,017)
Ending Balance (Shares) at Dec. 31, 2017		21,442,629
Statements Line Items
Net loss for the year	(2,769,080)			(2,769,080)
Shares released from escrow
Shares released from escrow (Shares)
Common shares issued	2,563,919	$ 2,563,919
Common shares issued (Shares)		5,357,900
Share issuance costs	(256,392)		(256,392)
Stock-based compensation	326,367		326,367
Ending Balance at Dec. 31, 2018	$ (455,183)	$ 28,745,992	$ 4,357,922	$ (33,559,097)
Ending Balance (Shares) at Dec. 31, 2018		26,800,529